Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

Fiscal Year (a)	Summary Compensation Table Total for Mr. Dauch (b)	Compensation Actually Paid to Mr. Dauch (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (e)	Value of Initial Fixed $100 Investment Based On: Workhorse Group Total Shareholder Return (f)	NET INCOME ($MM) (g)
2024	$3,351,468	$419,367	$854,271	$445,739	$0.80	$(101.8)
2023	$3,388,174	$(409,935)	$938,525	$310,246	$8.26	$(123.9)
2022	$8,498,120	$(376,377)	$1,737,235	$773,011	$34.86	$(117.3)

1.      Our CEO, Richard Dauch, served as our Principal Executive Officer in 2024, 2023 and 2022. Our other NEOs (“Non-CEO NEOs”) included:

a.      For 2024, 2023 and 2022, Robert Ginnan (who joined the Company as of January 4, 2022) and James Harrington

2.      TSR is determined based on the value of an initial fixed investment of $100 made on December 31, 2021.

3.      The values included in columns (c) and (e) for the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs reflect adjustments as follow in the table below. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity Award Adjustments (c) = (i) + (ii) + (iii) + (iv) + (v) + (vi)	CAP (d) = (a) - (b) + (c)
2024	PEO	$3,351,468	$1,815,000	$199,829	$(808,832)	$(508,097)	$0	$0	$0	$(1,117,101)	$419,367
	Non-CEO NEOs	$854,271	$290,625	$31,999	$(96,757)	$(53,149)	$0	$0	$0	$(117,907)	$445,739

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant and were computed in accordance with ASC 718 as of the end of the applicable fiscal year or applicable vest date.

PEO Total Compensation Amount	$ 3,351,468	$ 3,388,174	$ 8,498,120
PEO Actually Paid Compensation Amount	419,367	(409,935)	(376,377)
Non-PEO NEO Average Total Compensation Amount	854,271	938,525	1,737,235
Non-PEO NEO Average Compensation Actually Paid Amount	$ 445,739	310,246	773,011
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.8	8.26	34.86
Net Income (Loss)	$ (101.8)	$ (123.9)	$ (117.3)
PEO Name	Richard Dauch
Equity Awards Adjustments, Footnote	The values included in columns (c) and (e) for the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs reflect adjustments as follow in the table below. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,351,468
PEO Actually Paid Compensation Amount	419,367
PEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,829
PEO [Member] | Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(808,832)
PEO [Member] | Change in Value of Vested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,097)
PEO [Member] | Fair Value of Vested Awards Granted and Vested in Current Fiscal Yea [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Value of Dividends Paid on Equity Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,117,101)
Non-CEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	854,271
Non-PEO NEO Average Compensation Actually Paid Amount	445,739
Non-CEO NEOs [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,999
Non-CEO NEOs [Member] | Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,757)
Non-CEO NEOs [Member] | Change in Value of Vested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,149)
Non-CEO NEOs [Member] | Fair Value of Vested Awards Granted and Vested in Current Fiscal Yea [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-CEO NEOs [Member] | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-CEO NEOs [Member] | Value of Dividends Paid on Equity Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-CEO NEOs [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (117,907)